EATON VANCE INVESTMENT TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the “Registrant”) (1933 Act File No. 033-01121) certifies (a) that the forms of prospectuses and statements of additional information dated August 1, 2026 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 89 (“Amendment No. 89”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 89 was filed electronically with the Securities and Exchange Commission (Accession No. 0001133228-26-010801) on July 28, 2026.

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance Short Duration Municipal Opportunities Fund

EATON VANCE INVESTMENT TRUST

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo, Esq.
Secretary

Date: August 4, 2026